Profit/(loss) on disposal of subsidiaries, associates and joint ventures (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Condensed Income Statements, Captions [Line Items]
Gain (loss) on the sale of assets of disposal group	£ 0	£ (184)	[1]	£ (565)
Barclays Bank Group [member]
Condensed Income Statements, Captions [Line Items]
Gain (loss) on the sale of assets of disposal group	£ 0	£ (184)

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.